Property, Plant and Equipment, Net (Details Textual) ¥ in Millions	1 Months Ended			12 Months Ended
	Nov. 22, 2018 USD ($)	Nov. 22, 2018 CNY (¥)	Aug. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment, Net (Textual)
Amount of machinery related to sale leaseback				$ 11,787,174
Construction in progress, description				The Company started the first phase of the construction for its facility expansion in China ("Phase I") in April 2016 in China. For the year ended December 31, 2017, construction in progress of approximately $19.3 million was completed and was transferred to property, plant and equipment for Phase I.
Total construction cost			$ 13,100,000
Construction in progress, property, plant and equipment				$ 9,900,000
Gain from disposal of plant and properties and of intangible assets				30,981	$ (43,172)	$ 12,687
Unrelated Third Party [Member]
Property, Plant and Equipment, Net (Textual)
Total cash consideration	$ 5,800,000	¥ 40.2
Plant and properties disposed in the transaction	3,700,000	25.7
Intangible assets disposed in the transaction	1,200,000	8.1
Tax payable related to this transaction	500,000	3.7
Total net value disposed and tax	5,400,000	35.7
Gain from disposal of plant and properties and of intangible assets	$ 400,000	¥ 2.7
Machinery [Member]
Property, Plant and Equipment, Net (Textual)
Depreciation expense				$ 4,227,620	$ 3,437,207	$ 2,217,994